Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Vesting Period Schedule
The RSUs are subject to a four-year or five-year annual vesting schedule and shall vest evenly by month between anniversary date of January 31, 2023 (“Designated Date”), as follow:

Vesting Schedule	Four-year Schedule	Five-year Schedule
Between 1 st anniversary date and 2 nd anniversary date of Designated Date	20%	10%
Between 2 st anniversary date and 3 rd anniversary date of Designated Date	20%	10%
Between 3 rd anniversary date and 4 th anniversary date of Designated Date	30%	20%
Between 4 th anniversary date and 5 th anniversary date of Designated Date	30%	30%
Between 5 th anniversary date and 6 th anniversary date of Designated Date	-	30%

Schedule of Share allocation of total share-based compensation expenses
The allocation of total share-based compensation expenses is set forth as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Sales and marketing expenses	10,081,427	-	-
General and administrative expenses	3,388,065	-	-
Research and development expenses	(588,506)	-	-
Total	12,880,986	-	-